CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY - USD ($) $ in Thousands	Total	Previously Reported	Revision of Prior Period, Adjustment	Common Stock	Common Stock Previously Reported	Common Stock Revision of Prior Period, Adjustment	Additional Paid-in Capital	Additional Paid-in Capital Previously Reported	Additional Paid-in Capital Revision of Prior Period, Adjustment	Accumulated Retained Earnings	Accumulated Retained Earnings Previously Reported	Loans to Topco	Loans to Topco Previously Reported	Accumulated Other Comprehensive Income (Loss)	Accumulated Other Comprehensive Income (Loss) Previously Reported	Advantage Solutions Inc. Stockholders' Equity	Advantage Solutions Inc. Stockholders' Equity Previously Reported	Nonredeemable noncontrolling Interests	Nonredeemable noncontrolling Interests Previously Reported
Balance at Dec. 31, 2017	$ 2,847,366	$ 2,847,366		$ 20		$ 20	$ 2,345,340	$ 2,345,360	$ (20)	$ 433,209	$ 433,209	$ (248)	$ (248)	$ (4,689)	$ (4,689)	$ 2,773,632	$ 2,773,632	$ 73,734	$ 73,734
Balance, Shares at Dec. 31, 2017				203,750,000	125	203,749,875
Net (loss) income	(1,151,223)									(1,157,332)						(1,157,332)		6,109
Foreign currency translation adjustments	(12,345)													(8,961)		(8,961)		(3,384)
Total comprehensive (loss) income	(1,163,568)															(1,166,293)		2,725
Increase in noncontrolling interest	588																	588
Redemption of noncontrolling interest	(1,393)						(1,196)									(1,196)		(197)
Loans to Karman Topco L.P.	(5,802)											(5,802)				(5,802)
Equity-based compensation	(7,877)						(7,877)									(7,877)
Balance at Dec. 31, 2018	1,669,314			$ 20			2,336,267			(724,123)		(6,050)		(13,650)		1,592,464		76,850
Balance, Shares at Dec. 31, 2018				203,750,000
Net (loss) income	(19,756)									(21,172)						(21,172)		1,416
Foreign currency translation adjustments	7,012													5,497		5,497		1,515
Total comprehensive (loss) income	(12,744)															(15,675)		2,931
Increase in noncontrolling interest	12,749																	12,749
Redemption of noncontrolling interest	(632)						(109)									(109)		(523)
Loans to Karman Topco L.P.	(194)											(194)				(194)
Equity-based compensation	1,313						1,313									1,313
Balance at Dec. 31, 2019	1,669,806			$ 20			2,337,471			(745,295)		(6,244)		(8,153)		1,577,799		92,007
Balance, Shares at Dec. 31, 2019				203,750,000
Net (loss) income	(21,723)									(21,708)						(21,708)		(15)
Foreign currency translation adjustments	(12,449)													(8,160)		(8,160)		(4,289)
Total comprehensive (loss) income	(34,172)															(29,868)		(4,304)
Balance at Mar. 31, 2020	1,635,634			$ 20			2,337,471			(767,003)		(6,244)		(16,313)		1,547,931		87,703
Balance, Shares at Mar. 31, 2020				203,750,000
Balance at Dec. 31, 2019	1,669,806			$ 20			2,337,471			(745,295)		(6,244)		(8,153)		1,577,799		92,007
Balance, Shares at Dec. 31, 2019				203,750,000
Net (loss) income	(175,070)	(161,707)	$ (13,363)							(175,806)						(175,806)		736
Foreign currency translation adjustments	13,038													8,827		8,827		4,211
Total comprehensive (loss) income	(162,032)															(166,979)		4,947
Recapitalization transaction, net of fees and deferred taxes	921,302			$ 11			921,302									921,302
Recapitalization transaction, net of fees and deferred taxes				109,675,182
Issuance of performance shares				$ 1			(1)
Issuance of performance shares, shares				5,000,000
Loans to Karman Topco L.P.	(72)											(72)				(72)
Equity-based compensation	89,774						89,774									89,774
Balance at Dec. 31, 2020	2,518,789	$ 2,540,023	$ (21,234)	$ 32			3,348,546			(921,101)		(6,316)		674		2,421,835		96,954
Balance, Shares at Dec. 31, 2020				318,425,182
Net (loss) income	(546)									(116)						(116)		(430)
Foreign currency translation adjustments	(3,130)													(2,420)		(2,420)		(710)
Total comprehensive (loss) income	(3,676)															(2,536)		(1,140)
Loans to Karman Topco L.P.	(6)											(6)				(6)
Equity-based compensation	(4,049)						(4,049)									(4,049)
Stock-based compensation expense	9,886						9,886									9,886
Vesting of stock based compensation awards				24,784
Balance at Mar. 31, 2021	$ 2,520,944			$ 32			$ 3,354,383			$ (921,217)		$ (6,322)		$ (1,746)		$ 2,425,130		$ 95,814
Balance, Shares at Mar. 31, 2021				318,449,966